UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08560
GAMCO International Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO International Growth Fund, Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund (the “Fund”) increased 21.2% while the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index was up 25.9% and the Lipper International Multi-Cap Growth Fund Average gained 26.4%. For the six month period ended June 30, 2009, the Fund was up 10.1% versus increases of 8.4% and 14.7% for the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(6/30/95)
GAMCO International Growth Fund Class AAA	21.20%		10.13%		(31.58)%		(7.97)%		1.25%		1.66%		5.40%
MSCI EAFE Index	25.85		8.42		(30.96)		(7.51)		2.79		1.59		3.98
Lipper International Multi-Cap Growth Fund Average	26.36		14.67		(32.86)		(7.30)		2.07		1.59		3.82
Class A	21.18		10.19		(31.35)		(7.86)		1.32		1.83		5.53
	14.21	(b)	3.85	(b)	(35.29	)(b)	(9.66	)(b)	0.12	(b)	1.23	(b)	5.08 (b)
Class B	20.97		9.73		(32.09)		(8.67)		0.48		1.01		4.92
	15.97	(c)	4.73	(c)	(35.49	)(c)	(9.59	)(c)	0.08	(c)	1.01		4.92
Class C	20.97		9.73		(32.10)		(8.65)		0.52		0.93		4.86
	19.97	(d)	8.73	(d)	(32.78	)(d)	(8.65)		0.52		0.93		4.86
Class I	21.29		10.28		(31.38)		(7.84)		1.33		1.70		5.43

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on July 25, 2001, January 17, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index is an unmanaged indicator of international stock market performance, while the Lipper International Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO International Growth Fund, Inc. Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

GAMCO International Growth Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,101.30	2.42%	$12.61
Class A	$1,000.00	$1,101.90	2.42%	$12.61
Class B	$1,000.00	$1,097.30	3.17%	$16.48
Class C	$1,000.00	$1,097.30	3.17%	$16.48
Class I	$1,000.00	$1,102.80	2.17%	$11.31

Hypothetical 5% Return
Class AAA	$1,000.00	$1,012.79	2.42%	$12.08
Class A	$1,000.00	$1,012.79	2.42%	$12.08
Class B	$1,000.00	$1,009.07	3.17%	$15.79
Class C	$1,000.00	$1,009.07	3.17%	$15.79
Class I	$1,000.00	$1,014.03	2.17%	$10.84

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
GAMCO International Growth Fund, Inc.

Consumer Staples	17.9%
Materials	17.2%
Health Care	16.0%
Energy	11.8%
Industrials	10.1%
Consumer Discretionary	9.6%
Information Technology	8.2%
Financials	5.8%
Telecommunication Services	3.6%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO International Growth Fund, Inc.
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.3%
	CONSUMER STAPLES — 17.9%
20,728	British American Tobacco plc	$558,962	$570,760
35,200	Cadbury plc	402,382	300,879
20,000	Coca-Cola Hellenic Bottling Co. SA	179,351	412,219
40,000	Diageo plc	356,651	574,524
6,600	Dr. Pepper Snapple Group Inc.†	164,353	139,854
5,000	Heineken NV	199,278	186,343
100	Japan Tobacco Inc.	577,985	312,583
10,000	Nestlé SA	443,695	377,585
9,410	Pernod-Ricard SA	295,465	594,934
50,000	Tesco plc	436,369	291,992
28,000	Woolworths Ltd.	393,549	594,047

	TOTAL CONSUMER STAPLES	4,008,040	4,355,720

	MATERIALS — 16.3%
20,930	Anglo American plc	826,000	611,974
10,000	BHP Billiton Ltd.	421,111	273,959
27,715	CRH plc, Dublin	295,433	637,009
284	CRH plc, London	3,094	6,504
30,000	Harmony Gold Mining Co. Ltd.†	220,492	309,764
10,000	Impala Platinum Holdings Ltd.	385,797	221,274
13,000	Rio Tinto plc	461,668	450,208
1,700	Syngenta AG	497,160	395,532
50,000	Tokai Carbon Co. Ltd.	227,398	260,836
73,500	Xstrata plc	721,466	798,817

	TOTAL MATERIALS	4,059,619	3,965,877

	HEALTH CARE — 16.0%
8,126	AstraZeneca plc	330,263	359,713
7,000	Bayer AG	294,492	376,182
5,500	Cochlear Ltd.	267,672	255,300
18,140	GlaxoSmithKline plc	519,706	320,412
14,000	Novartis AG	549,437	569,901
5,500	Roche Holding AG	547,294	749,387
4,000	Sanofi-Aventis	275,633	236,360
30,000	Smith & Nephew plc	277,989	222,724
2,500	Synthes Inc.	170,882	241,360
5,000	Takeda Pharmaceutical Co. Ltd.	213,177	194,400
7,000	TSUMURA & Co.	212,901	218,439
3,000	William Demant Holding A/S†	136,249	155,358

	TOTAL HEALTH CARE	3,795,695	3,899,536

	ENERGY — 11.8%
10,000	Galp Energia SGPS SA, Cl. B	267,143	140,961
17,000	Heritage Oil plc†	144,656	149,439
13,000	Imperial Oil Ltd.	487,036	504,286
20,000	Petroleo Brasileiro SA, ADR	229,945	819,600
24,000	Saipem SpA	462,719	586,360
4,000	Technip SA	150,396	197,241
6,000	Total SA	244,247	325,204
10,000	Tullow Oil plc	114,988	154,880

	TOTAL ENERGY	2,101,130	2,877,971

	INDUSTRIALS — 10.1%
2,000	Bouygues SA	77,064	75,636
6,000	CNH Global NV†	318,256	84,240
16,000	Experian plc	99,757	119,989
6,400	Fanuc Ltd.	650,281	512,872
20,000	Jardine Matheson Holdings Ltd.	494,307	548,400
15,000	Mitsui & Co. Ltd.	346,589	177,745
8,000	Secom Co. Ltd.	319,316	324,686
3,500	SMC Corp.	446,762	375,810
12,000	The Capita Group plc	143,228	141,489
20,000	Toll Holdings Ltd.	187,146	100,367

	TOTAL INDUSTRIALS	3,082,706	2,461,234

	CONSUMER DISCRETIONARY — 9.6%
30,000	British Sky Broadcasting Group plc	333,660	225,201
7,000	Christian Dior SA	420,941	524,363
27,000	Compagnie Financiere Richemont SA, Cl. A	345,974	562,904
8,000	Hennes & Mauritz AB, Cl. B	328,242	399,475
15,000	The Swatch Group AG	842,051	492,638
5,823	Vivendi	163,583	139,775

	TOTAL CONSUMER DISCRETIONARY	2,434,451	2,344,356

	INFORMATION TECHNOLOGY — 8.2%
18,000	Canon Inc.	700,674	587,952
3,400	Keyence Corp.	585,452	692,678
17,000	Square Enix Holdings Co. Ltd.	457,695	399,254
600	Yahoo! Japan Corp.	226,444	190,827
6,000	Yamatake Corp.	118,852	119,549

	TOTAL INFORMATION TECHNOLOGY	2,089,117	1,990,260

	FINANCIALS — 5.8%
1,000	Allianz SE	140,889	92,242
70,000	AXA Asia Pacific Holdings Ltd.	418,637	218,656
See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
40,000	Cheung Kong (Holdings) Ltd.	$466,028	$457,365
12,000	Schroders plc	318,907	162,371
10,000	Standard Chartered plc	205,207	188,030
30,000	Swire Pacific Ltd., Cl. A	338,222	301,138

	TOTAL FINANCIALS	1,887,890	1,419,802

	TELECOMMUNICATION SERVICES — 3.6%
34,000	China Mobile Ltd.	416,725	340,422
8,500	Orascom Telecom Holding SAE, GDR†	596,452	226,100
10,000	Tele2 AB, Cl. B	166,941	101,276
80,000	Telstra Corp. Ltd.	343,561	218,306

	TOTAL TELECOMMUNICATION SERVICES	1,523,679	886,104

	TOTAL COMMON STOCKS	24,982,327	24,200,860

	RIGHTS — 0.9%
	Materials — 0.9%
6,825	Rio Tinto plc, expire 07/01/09†	250,256	230,184

	TOTAL INVESTMENTS — 100.2%	$25,232,583	24,431,044

	Other Assets and Liabilities (Net) — (0.2)%		(52,541)

	NET ASSETS — 100.0%		$24,378,503

†	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	58.5%	$14,293,216
Japan	17.9	4,367,632
Asia/Pacific	11.3	2,759,558
Latin America	5.6	1,368,000
North America	3.6	885,500
South Africa	2.2	531,038
Africa/Middle East	0.9	226,100

	100.0%	$24,431,044

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $25,232,583)	$24,431,044
Foreign currency, at value (cost $29,023)	29,034
Cash	21,112
Receivable for investments sold	52,586
Receivable for Fund shares sold	13,506
Dividends receivable	74,951
Prepaid expenses	26,414

Total Assets	24,648,647

Liabilities:
Payable for investments purchased	155,697
Payable for Fund shares redeemed	24,466
Payable for investment advisory fees	20,566
Payable for distribution fees	4,928
Payable for legal and audit fees	25,173
Payable for shareholder communications expenses	14,106
Other accrued expenses	25,208

Total Liabilities	270,144

Net Assets applicable to 1,567,563 shares outstanding	$24,378,503

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$25,543,077
Accumulated net investment income	75,465
Accumulated net realized loss on investments and foreign currency transactions	(439,358)
Net unrealized depreciation on investments	(801,539)
Net unrealized appreciation on foreign currency translations	858

Net Assets	$24,378,503

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($23,082,105 ÷ 1,484,296 shares outstanding; 375,000,000 shares authorized)	$15.55

Class A:
Net Asset Value and redemption price per share ($178,805 ÷ 11,326 shares outstanding; 250,000,000 shares authorized)	$15.79

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.75

Class B:
Net Asset Value and offering price per share ($4,845 ÷ 318.2 shares outstanding; 125,000,000 shares authorized)	$15.23	(a)

Class C:
Net Asset Value and offering price per share ($20,303 ÷ 1,353.8 shares outstanding; 125,000,000 shares authorized)	$15.00	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,092,445 ÷ 70,269 shares outstanding; 125,000,000 shares authorized)	$15.55

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $16,176)	$417,663
Interest	37

Total Investment Income	417,700

Expenses:
Investment advisory fees	116,339
Distribution fees — Class AAA	27,633
Distribution fees — Class A	187
Distribution fees — Class B	25
Distribution fees — Class C	106
Custodian fees	27,443
Legal and audit fees	27,287
Shareholder communications expenses	19,170
Registration expenses	16,665
Shareholder services fees	16,052
Directors’ fees	6,462
Interest expense	777
Miscellaneous expenses	22,450

Total Expenses	280,596

Net Investment Income	137,104

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(447,646)
Net realized gain on foreign currency transactions	8,442

Net realized loss on investments and foreign currency transactions	(439,204)

Net change in unrealized appreciation/depreciation on investments	2,240,134
Net change in unrealized appreciation/depreciation on foreign currency translations	1,797

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,241,931

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,802,727

Net Increase in Net Assets Resulting from Operations	$1,939,831

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$137,104	$610,820
Net realized gain/(loss) on investments and foreign currency transactions	(439,204)	641,153
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,241,931	(23,912,344)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,939,831	(22,660,371)

Distributions to Shareholders:
Net investment income
Class AAA	—	(548,187)
Class A	—	(2,636)
Class B	—	(78)
Class C	—	(58)
Class I	—	(25,524)

	—	(576,483)

Net realized gain
Class AAA	—	(704,527)
Class A	—	(4,255)
Class B	—	(188)
Class C	—	(708)
Class I	—	(27,608)

	—	(737,286)

Return of capital
Class AAA	—	(18,811)
Class A	—	(114)
Class B	—	(5)
Class C	—	(19)
Class I	—	(737)

	—	(19,686)

Total Distributions to Shareholders	—	(1,333,455)

Capital Share Transactions:
Class AAA	(4,086,576)	(8,288,279)
Class A	8,929	(140,758)
Class B	(1,877)	154
Class C	(5,641)	(56,593)
Class I	(23,525)	1,752,965

Net Decrease in Net Assets from Capital Share Transactions	(4,108,690)	(6,732,511)

Redemption Fees	68	1,770

Net Decrease in Net Assets	(2,168,791)	(30,724,567)

Net Assets:
Beginning of period	26,547,294	57,271,861

End of period (including undistributed net investment income of $75,465 and $0, respectively)	$24,378,503	$26,547,294

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

														Ratios to Average Net Assets/
		Income from Investment Operations			Distributions									Supplemental Data
			Net															Operating
	Net Asset	Net	Realized and	Total		Net					Net Asset		Net Assets	Net				Expense
Period	Value,	Investment	Unrealized	from	Net	Realized	Return				Value,		End of	Investment				Ratio (Net		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income		Operating		of Interest		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses		Expense)		Rate††
Class AAA
2009(b)	$14.12	$0.08	$1.35	$1.43	—	—	—	—	$0.00	(c)	$15.55	10.1%	$23,082	1.16	%(e)	2.42	%(e)	2.41	%(e)	7%
2008	26.19	0.30	(11.63)	(11.33)	$(0.32)	$(0.41)	$(0.01)	$(0.74)	0.00	(c)	14.12	(43.2)	25,355	1.41		2.01		2.00		9
2007	24.57	0.33	2.34	2.67	(0.35)	(0.70)	—	(1.05)	0.00	(c)	26.19	10.9	56,678	1.26		1.91		1.87		18
2006	20.63	0.38	3.99	4.37	(0.43)	—	—	(0.43)	0.00	(c)	24.57	21.2	64,573	1.70		1.79		1.78		18
2005	18.75	0.09	1.88	1.97	(0.09)	—	—	(0.09)	0.00	(c)	20.63	10.5	59,554	0.48		1.89		1.88		19
2004	16.10	0.06	2.62	2.68	(0.05)	—	—	(0.05)	0.02		18.75	16.8	55,427	0.35		1.84		1.84		16
Class A
2009(b)	$14.33	$0.08	$1.38	$1.46	—	—	—	—	$0.00	(c)	$15.79	10.2%	$179	1.22	%(e)	2.42	%(e)	2.41	%(e)	7%
2008	26.45	0.30	(11.70)	(11.40)	$(0.30)	$(0.41)	$(0.01)	$(0.72)	0.00	(c)	14.33	(43.0)	153	1.37		2.01		2.00		9
2007	24.82	0.36	2.33	2.69	(0.36)	(0.70)	—	(1.06)	0.00	(c)	26.45	10.9	473	1.34		1.91		1.87		18
2006	20.84	0.36	4.05	4.41	(0.43)	—	—	(0.43)	0.00	(c)	24.82	21.1	334	1.60		1.79		1.78		18
2005	18.92	0.11	1.88	1.99	(0.07)	—	—	(0.07)	0.00	(c)	20.84	10.5	253	0.56		1.89		1.88		19
2004	16.28	0.07	2.61	2.68	(0.06)	—	—	(0.06)	0.02		18.92	16.8	202	0.40		1.84		1.84		16
Class B
2009(b)	$13.88	$0.03	$1.32	$1.35	—	—	—	—	$0.00	(c)	$15.23	9.7%	$5	0.47	%(e)	3.17	%(e)	3.16	%(e)	7%
2008	25.70	0.15	(11.38)	(11.23)	$(0.17)	$(0.41)	$(0.01)	$(0.59)	0.00	(c)	13.88	(43.7)	7	0.73		2.76		2.75		9
2007	24.00	0.13	2.27	2.40	0.00 (c)	(0.70)	—	(0.70)	0.00	(c)	25.70	10.0	12	0.51		2.66		2.62		18
2006	20.18	0.20	3.89	4.09	(0.27)	—	—	(0.27)	0.00	(c)	24.00	20.2	59	0.91		2.54		2.53		18
2005	18.40	(0.06)	1.84	1.78	—	—	—	—	0.00	(c)	20.18	9.7	49	(0.31)		2.63		2.62		19
2004	15.87	(0.04)	2.55	2.51	—	—	—	—	0.02		18.40	15.9	84	(0.23)		2.59		2.59		16
Class C
2009(b)	$13.67	$0.03	$1.30	$1.33	—	—	—	—	$0.00	(c)	$15.00	9.7%	$20	0.44	%(e)	3.17	%(e)	3.16	%(e)	7%
2008	25.08	0.05	(11.01)	(10.96)	$(0.03)	$(0.41)	$(0.01)	$(0.45)	0.00	(c)	13.67	(43.7)	24	0.22		2.76		2.75		9
2007	23.67	0.27	2.10	2.37	(0.26)	(0.70)	—	(0.96)	0.00	(c)	25.08	10.1	109	1.05		2.66		2.62		18
2006	20.00	0.00 (c)	4.06	4.06	(0.39)	—	—	(0.39)	0.00	(c)	23.67	20.2	52	(0.01)		2.54		2.53		18
2005	18.24	(0.18)	1.98	1.80	(0.04)	—	—	(0.04)	0.00	(c)	20.00	9.9	15	(0.95)		2.62		2.61		19
2004	15.73	(0.07)	2.56	2.49	—	—	—	—	0.02		18.24	16.0	5	(0.40)		2.59		2.59		16
Class I
2009(b)	$14.10	$0.10	$1.35	$1.45	—	—	—	—	$0.00	(c)	$15.55	10.3%	$1,093	1.52	%(e)	2.17	%(e)	2.16	%(e)	7%
2008(d)	24.96	0.41	(10.47)	(10.06)	$(0.38)	$(0.41)	$(0.01)	$(0.80)	0.00	(c)	14.10	(40.2)	1,008	2.01	(e)	1.76	(e)	1.75	(e)	9

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended June 30, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Unaudited)
1. Organization. GAMCO International Growth Fund, Inc. (the “Fund”) was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30, 1995.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Staples	$627,802	$3,727,918	$4,355,720
Materials	450,208	3,515,669	3,965,877
Health Care	241,360	3,658,176	3,899,536
Energy	1,323,886	1,554,085	2,877,971
Industrials	632,640	1,828,594	2,461,234
Telecommunication Services	226,100	660,004	886,104
Other Industries (a)	—	5,754,418	5,754,418

Total Common Stocks	3,501,996	20,698,864	24,200,860

Rights(a)	230,184	—	230,184

TOTAL INVESTMENTS IN SECURITIES	$3,732,180	$20,698,864	$24,431,044

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
          Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$653,920
Net long-term capital gains	659,849
Return of capital	19,686

Total distributions paid	$1,333,455

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$25,234,283	$3,450,976	$(4,254,215)	$(803,239)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Fund are below $100 million, the Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are in excess of $100 million, the Fund pays each Independent Director an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $1,613,496 and $4,932,422, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, Gabelli & Company informed the Fund that it retained $90 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $134,635 with a weighted average interest rate of 1.10%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $1,447,000.
8. Capital Stock. The Fund currently offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $68 and $1,770, respectively.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	50,646	$698,483	124,387	$2,724,485
Shares issued upon reinvestment of distributions	—	—	81,926	1,133,114
Shares redeemed	(361,963)	(4,785,059)	(574,682)	(12,145,878)

Net decrease	(311,317)	$(4,086,576)	(368,369)	$(8,288,279)

	Class A		Class A
Shares sold	807	$11,240	5,398	$131,551
Shares issued upon reinvestment of distributions	—	—	292	3,866
Shares redeemed	(175)	(2,311)	(12,871)	(276,175)

Net increase/(decrease)	632	$8,929	(7,181)	$(140,758)

	Class B		Class B
Shares issued upon reinvestment of distributions	—	—	11	$154
Shares redeemed	(153)	$(1,877)	—	—

Net increase/(decrease)	(153)	$(1,877)	11	$154

	Class C		Class C
Shares sold	3	$32	32	$627
Shares issued upon reinvestment of distributions	—	—	18	241
Shares redeemed	(430)	(5,673)	(2,636)	(57,461)

Net decrease	(427)	$(5,641)	(2,586)	$(56,593)

	Class I		Class I*
Shares sold	7,631	$103,856	73,714	$1,816,910
Shares issued upon reinvestment of distributions	—	—	3,901	53,869
Shares redeemed	(8,838)	(127,381)	(6,139)	(117,814)

Net increase/(decrease)	(1,207)	$(23,525)	71,476	$1,752,965

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the GAMCO International Growth Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 25, 2009, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
1) The nature, extent, and quality of services provided by the Adviser.
     The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.
     The Board Members also considered that the Adviser paid for all compensation of officers and Independent Board Members of the Fund and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
     The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.
     The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2008, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other international large-cap growth funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was slightly above the median for the one year period, below the median for the three year and five year periods and above the median for the ten year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
     In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
     In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.
     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Fund.
     The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2008. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
     With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5) Other Factors
     In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser did not use soft dollars in connection with its management of the Fund.
     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO International Growth Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director
Executive Officer	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers and Portfolio Manager

Caesar Bryan Portfolio Manager Peter D. Goldstein Chief Compliance Officer	Bruce N. Alpert President and Secretary Agnes Mullady Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q209SR
GAMCO
GAMCO
International
Growth
Fund,
Inc.
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.